PGIM Jennison Financial Services Fund
Schedule of Investments as of February 28, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks
Asset Management & Custody Banks 9.5%
Ares Management Corp. (Class A Stock)	16,948	$1,366,517
AssetMark Financial Holdings, Inc.*	38,058	1,191,215
Blackstone, Inc.	16,529	1,500,833
Bridge Investment Group Holdings, Inc. (Class A Stock)	48,150	654,359
KKR & Co., Inc.	134,368	7,571,637
		12,284,561
Consumer Finance 5.1%
American Express Co.	25,409	4,420,912
SLM Corp.	151,154	2,173,594
		6,594,506
Data Processing & Outsourced Services 15.6%
Adyen NV (Netherlands), 144A*	1,430	2,026,925
FleetCor Technologies, Inc.*	21,923	4,708,841
Mastercard, Inc. (Class A Stock)	20,121	7,148,790
Visa, Inc. (Class A Stock)	28,523	6,273,349
		20,157,905
Diversified Banks 16.9%
Bank of America Corp.	213,272	7,315,230
Citigroup, Inc.	31,698	1,606,772
JPMorgan Chase & Co.	90,344	12,950,812
		21,872,814
Diversified Financial Services 2.8%
Apollo Global Management, Inc.	51,864	3,677,158
Financial Exchanges & Data 5.8%
Moody’s Corp.	19,412	5,632,392
S&P Global, Inc.	5,486	1,871,823
		7,504,215
Insurance Brokers 6.8%
Marsh & McLennan Cos., Inc.	24,974	4,049,284
Ryan Specialty Holdings, Inc.*	112,325	4,731,129
		8,780,413

PGIM Jennison Financial Services Fund
Schedule of Investments as of February 28, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Investment Banking & Brokerage 7.5%
Goldman Sachs Group, Inc. (The)	22,776	$8,009,181
Houlihan Lokey, Inc.	17,149	1,641,159
		9,650,340
Life & Health Insurance 4.7%
MetLife, Inc.	85,424	6,127,464
Mortgage REITs 1.2%
Starwood Property Trust, Inc.	81,152	1,554,872
Property & Casualty Insurance 8.5%
Axis Capital Holdings Ltd.	50,210	3,048,751
Chubb Ltd.	37,492	7,911,562
		10,960,313
Regional Banks 11.6%
BankUnited, Inc.	7,240	256,441
Eastern Bankshares, Inc.	58,763	921,404
Enterprise Financial Services Corp.	30,968	1,686,517
First Bancorp	28,348	1,176,159
Pinnacle Financial Partners, Inc.	17,868	1,323,840
PNC Financial Services Group, Inc. (The)	28,587	4,514,459
Truist Financial Corp.	73,073	3,430,777
Wintrust Financial Corp.	7,817	720,180
WSFS Financial Corp.	17,930	894,886
		14,924,663
Reinsurance 4.0%
RenaissanceRe Holdings Ltd. (Bermuda)	23,889	5,133,746

Total Long-Term Investments (cost $89,193,434)		129,222,970

PGIM Jennison Financial Services Fund
Schedule of Investments as of February 28, 2023 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 0.2%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $327,009)	327,009	$327,009

TOTAL INVESTMENTS 100.2% (cost $89,520,443)		129,549,979
Liabilities in excess of other assets (0.2)%		(278,028)

Net Assets 100.0%		$129,271,951

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs—Real Estate Investment Trust

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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